Basic and Diluted Loss per Share (Details Narrative) - CAD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Profit (loss)	$ (14,954,249)	$ (2,357,257)
Diluted weighted-average number of shares outstanding	12,417,745	2,354,785